Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2034-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Luxfer has established policies and procedures for the recovery of incentive compensation, which apply to all Executive Officers, our Named Executive Officers, Executive Directors, and employees who receive performance-based incentive compensation. All recipients of incentive compensation are subject to the recovery or clawback policies set forth in the award agreement issued in conjunction with their receipt of incentive compensation or, if more restrictive, the rules and regulations of the SEC and NYSE and any policy adopted by the Company thereunder, including the Company’s Executive Compensation Clawback Policy detailed below. These award agreements provide for recovery of the annual cash incentive and equity awards granted with respect to any misstated financial results discovered by the Company. The Board of Directors, or the Remuneration Committee as delegated, has discretion in applying such policy to recover or recoup incentive compensation in situations involving a misstatement of financial results. Furthermore, the Board, or the Remuneration Committee as delegated, may take into account any factors it deems reasonable in determining whether to seek recoupment of previously paid incentive compensation; how much incentive compensation to recoup from individual Executive Officers, Executive Directors, and other employees; and the form of such incentive compensation to be recouped.

Notably, our Named Executive Officers, including all of the Company’s current and former executive officers, are subject to the Company’s Executive Compensation Clawback Policy, established in accordance with section 10D of the Exchange Act and section 303A.14 of the New York Stock Exchange Listed Company Manual. Capitalized terms used but not defined herein shall have the meanings given to them in the Executive Compensation Clawback Policy. The following summary of the key provisions of this Policy does not purport to be complete and is qualified, in its entirety, by reference to the full text of the Policy.

Under the Executive Compensation Clawback Policy, in the event the Company is required to prepare an Accounting Restatement, the Company is required to recover any Incentive-Based Compensation received by a Covered Executive during the three (3) completed fiscal years immediately preceding the Restatement Date, provided that the Incentive-Based Compensation received by such Covered Executive is in excess of the amount of Incentive-Based Compensation that the Covered Executive would have otherwise received had it been determined on the restated amounts or after giving effect to the Accounting Restatement. In Luxfer’s case, this Policy generally applies, but is not limited, to annual cash incentives (or portions thereof that are based upon financial metrics, such as EBITA, Cash Conversion, and Revenue) and performance-based equity awards, such as awards related to earnings per share and total shareholder return performance. The Board of Directors, or the Remuneration Committee as delegated, retains discretion as to the recovery method to be used. Recovery methods may include, but are not limited to: (i) repayment of any Erroneously Awarded Compensation to the Company (or, if required by the Company, any other person specified by the Company) in the event the Erroneously Awarded Compensation is a cash incentive; (ii) payment of a cash equivalent to the Company (or, if required by the Company, any other person specified by the Company) in the event the Erroneously Awarded Compensation is an equity award; or (iii) transfer to the Company (or, if required by the Company, any other person specified by the Company) of all or some of the shares acquired by the Covered Executive pursuant to an equity award that constitutes Erroneously Awarded Compensation. There are limited exceptions to the recovery requirement established under this Policy. The recovery requirement shall not apply to the extent that both of the following factors are satisfied: (a) the independent directors of the Board and/or the Company’s Remuneration Committee (comprised solely of independent directors) has determined that recovery would be impracticable; and (b) either (i) the direct expense paid by the Company to a third party to assist in enforcing this Policy would exceed the Erroneously Awarded Compensation to be recovered, (ii) recovery would violate home country law where said law was adopted prior to November 28, 2022, or (iii) recovery would likely cause an otherwise tax-qualified retirement plan, under which benefits are broadly available to employees of the Company, to fail to meet the requirements of 26 U.S.C. 401(a)(13) or 26 U.S.C 411(a) and the regulations promulgated thereunder. Before concluding that it would be impracticable to recover any amount of Erroneously Awarded Compensation based on the expense of enforcement, as detailed in (b)(i) above, the Company must make a reasonable attempt to recover such Erroneously Awarded Compensation, document its reasonable recovery attempt(s), and provide the documentation to the NYSE.